Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 840	$ 1,972		$ 2,879	$ 1,347
Cost of goods sold	(366)	(508)		(683)	(322)
Gross profit	474	1,464		2,196	1,025
Research and development expenses	841	781		1,641	2,803		1,990
Sales and marketing	528	729		1,297	537	[1]
Impairment of intangible asset				1,042
General and administrative expenses	2,632	2,921		5,031	5,972	[1]	3,778
Operating loss	3,527	2,967		6,815	8,287		5,768
Company’s share of losses of companies accounted for at equity, net	208	99		210	109
Finance income	(323)	(1,024)		(2,219)	(7,832)
Finance expenses	272	877		1,055	2,014		21
Loss before income taxes	3,684	2,919		5,861	2,578		5,789
Taxes on income	(5)	13		22	14
Total comprehensive loss	3,679	2,932		5,883	2,592		5,789
Attributable to:
Equity holders of the Company	3,442	2,880		5,122	2,592		5,789
Non-controlling interests	237	52		761
Profit loss	$ 3,679	$ 2,932		$ 5,883	$ 2,592		$ 5,789
Loss from operations (in Dollars per share)	$ 1.7	$ 10.85	[2]	$ 14.43	$ 14.82	[3]	$ 73.58	[3]
Loss from operations (in Dollars per share)	$ 1.7	$ 10.85	[2]	$ 14.43	$ 14.82	[3]	$ 73.58	[3]

[1]	Reclassified to correlate with common practice in industry and better reflect profit and loss.
[2]	Loss per share retroactively adjusted in these consolidated statements of comprehensive loss to reflect “Reverse Share Split”. See Note 9.
[3]	Loss per share retroactively adjusted in these consolidated statements of comprehensive loss to reflect “Reverse Split” (see note 18a).